CONVERTIBLE DEBT (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Expected life		6 months 7 days	1 year 14 days
Risk-free interest rate		107.30%	0.12%
Expected volatility		0.44%	142.50%
Minimum [Member]
Expected life	6 months	6 months	1 year
Risk-free interest rate	2.37%	0.41%	0.11%
Expected volatility	113.30%	106.80%	140.40%